                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 10, 2006
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      56
                                           ------------

Form 13F Information Table Value Total:      $92,775
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     554     11400  SH         SOLE                   11000             400
                                                          388      8000  SH         OTHER                                   8000
American International Group     COM        026874107    2518     38000  SH         SOLE                   35700            2300
                                                           66      1000  SH         OTHER                                   1000
BP Amoco PLC                     COM        055622104     241      3674  SH         SOLE                    3174             500
                                                          247      3760  SH         OTHER                                   3760
Bank of New York                 COM        064057102     346      9800  SH         SOLE                    9800
Berkshire Hathaway Inc. Class    COM        084670207     308        97  SH         SOLE                      91               6
Cisco Systems                    COM        17275R102    3219    140100  SH         SOLE                  132700            7400
Citigroup, Inc.                  COM        172967101     790     15905  SH         SOLE                   15905
Coca Cola Co.                    COM        191216100    1358     30400  SH         SOLE                   28400            2000
E. I. duPont de Nemours & Co.    COM        263534109    1855     43300  SH         SOLE                   40800            2500
EMC Corp.                        COM        268648102     969     80900  SH         SOLE                   72500            8400
Exxon Mobil                      COM        30231G102     909     13552  SH         SOLE                   13052             500
                                                          589      8784  SH         OTHER                                   8784
Four Seasons                     COM        35100E104     747     11700  SH         SOLE                   11700
General Electric Co.             COM        369604103    2841     80471  SH         SOLE                   77011            3460
                                                          527     14928  SH         OTHER                                  14928
Hewlett Packard                  COM        428236103     961     26200  SH         SOLE                   22400            3800
Huntington Bancshares Inc.       COM        446150104     926     38700  SH         SOLE                   35500            3200
IBM                              COM        459200101    1340     16352  SH         SOLE                   14952            1400
                                                           87      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2986     67900  SH         SOLE                   65400            2500
Intel Corp.                      COM        458140100    2071    100700  SH         SOLE                   93700            7000
                                                           31      1500  SH         OTHER                                   1500
JP Morgan Chase                  COM        46625H100    1357     28900  SH         SOLE                   26900            2000
Johnson & Johnson                COM        478160104    3760     57900  SH         SOLE                   53900            4000
KLA Tencor Corp.                 COM        482480100     276      6200  SH         SOLE                    4200            2000
Marsh & McLennan Companies Inc   COM        571748102    1088     38644  SH         OTHER                                  38644
Masco Corp.                      COM        574599106    1379     50300  SH         SOLE                   47200            3100
Medimmune, Inc.                  COM        584699102    1756     60000  SH         SOLE                   55700            4300
                                                           32      1100  SH         OTHER                                   1100
Microsoft Corp.                  COM        594918104    1991     72800  SH         SOLE                   68000            4800
                                                           88      3200  SH         OTHER                                   3200
Molson Coors Brewery             COM        60871R209    1350     19600  SH         SOLE                   18300            1300
Motorola, Inc.                   COM        620076109    2407     96300  SH         SOLE                   89700            6600
National City Corp.              COM        635405103    3321     90748  SH         SOLE                   84000            6748
                                                          183      5000  SH         OTHER                                   5000
PepsiCo Inc.                     COM        713448108     489      7500  SH         SOLE                    7500
Plum Creek Timber                COM        729251108    1297     38100  SH         SOLE                   35100            3000
Precision Drilling               COM        740215108    1313     42600  SH         SOLE                   39600            3000
Procter & Gamble Company         COM        742718109     316      5100  SH         SOLE                    4800             300
Progressive Corp.-Ohio           COM        743315103    2337     95212  SH         SOLE                   95212
                                                        24641   1004096  SH         OTHER                 992096           12000
Royal Dutch Shell                COM        780259206     991     15000  SH         SOLE                   15000
Stryker Corp.                    COM        863667101    7108    143344  SH         SOLE                  136444            6900
                                                          496     10000  SH         OTHER                                  10000
Tiffany & Company                COM        886547108    1112     33500  SH         SOLE                   31000            2500
Toyota Motor                     COM        892331307    2015     18500  SH         SOLE                   17000            1500
                                                           54       500  SH         OTHER                                    500
Unilever PLC                     COM        904767704    2056     82860  SH         SOLE                   77640            5220
                                                           67      2700  SH         OTHER                                   2700
Washington Post 'B'              COM        939640108     737      1000  SH         SOLE                    1000
Wyeth                            COM        983024100      25       500  SH         SOLE                                     500
                                                          305      6000  SH         OTHER                                   6000
ING Groep NV 6.2% SER            PFD        456837400    1551     62000  SH         SOLE                   52000           10000